Acquisition and Deconsolidation of Subsidiary (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unaudited proforma results of operations
Revenue	$ 45,010,501	$ 50,209,085
Net Loss	$ (4,067,970)	$ (6,504,581)
Basic and fully diluted earnings per share	$ (10.48)	$ (25.92)